Exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unconsolidated structured entities
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 36,262,869	₩ 30,257,127
Unconsolidated structured entities | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	32,219,449	25,342,850
Unconsolidated structured entities | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,079,505	2,000,311
Unconsolidated structured entities | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,701,424	2,633,660
Unconsolidated structured entities | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	143,522	230,842
Unconsolidated structured entities | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	118,969	49,464
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	13,760,004	14,562,866
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	11,565,871	11,286,989
Assets-backed securitization | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,208,707	1,395,417
Assets-backed securitization | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	845,904	1,791,650
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	139,522	88,810
Assets-backed securitization | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	11,533,021	8,868,823
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	10,552,232	7,859,117
Structured financing | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,300	2,300
Structured financing | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	855,520	815,910
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	4,000	142,032
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	118,969	49,464
Investment funds
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	10,969,844	6,825,438
Investment funds | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	10,101,346	6,196,744
Investment funds | ABS and ABCP commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	868,498	602,594
Investment funds | Loan commitments [Member]
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	26,100
Investment funds | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Investment funds | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 0	₩ 0